Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Public Utility Property, Plant, and Equipment [Table Text Block]
%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
	2019	2018	2017

Net Loss	15,439	14,657	15,942

Basic and diluted loss per Ordinary Share (in USD)	(0.10)	(0.12)	(0.17)

Basic and diluted loss per ADS (in USD)	(0.52)	(0.61)	(0.84)

Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	149,534	120,612	94,401

Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	29,907	24,122	18,880